Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Separate account assets	$ 44,750	$ 40,503
Liabilities
Total future policy benefits and claims	(748)	(1,900)
Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	32,919	30,384
Derivative assets	2,790	3,208
Separate account assets	71,440	65,194
Assets at fair value	107,149	98,786
Liabilities
Total future policy benefits and claims	(748)	(1,905)
Derivative liabilities	(2,123)	(2,215)
Liabilities at fair value	(2,871)	(4,120)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	1,195	1,328
Derivative assets
Separate account assets	68,185	62,242
Assets at fair value	69,380	63,570
Liabilities
Total future policy benefits and claims
Derivative liabilities
Liabilities at fair value
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	30,465	27,422
Derivative assets	1,968	2,204
Separate account assets	1,230	1,000
Assets at fair value	33,663	30,626
Liabilities
Total future policy benefits and claims
Derivative liabilities	(2,118)	(2,209)
Liabilities at fair value	(2,118)	(2,209)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	1,259	1,634
Derivative assets	822	1,004
Separate account assets	2,025	1,952
Assets at fair value	4,106	4,590
Liabilities
Total future policy benefits and claims	(748)	(1,905)
Derivative liabilities	(5)	(6)
Liabilities at fair value	(753)	(1,911)
Living Benefits [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities
Total future policy benefits and claims	(657)	(1,842)
Living Benefits [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Liabilities
Total future policy benefits and claims
Living Benefits [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Liabilities
Total future policy benefits and claims
Living Benefits [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Liabilities
Total future policy benefits and claims	(657)	(1,842)
Indexed Products [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities
Total future policy benefits and claims	(91)	(63)
Indexed Products [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Liabilities
Total future policy benefits and claims
Indexed Products [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Liabilities
Total future policy benefits and claims
Indexed Products [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Liabilities
Total future policy benefits and claims	(91)	(63)
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	31,811	29,201
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	1,150	1,304
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	29,464	26,306
Fixed maturity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	1,197	1,591
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	597	630
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	592	620
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	2	6
Fixed maturity securities [Member] | U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	3	4
Fixed maturity securities [Member] | Obligations of states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	2,002	1,678
Fixed maturity securities [Member] | Obligations of states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value
Fixed maturity securities [Member] | Obligations of states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	2,002	1,678
Fixed maturity securities [Member] | Obligations of states and political subdivisions [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value
Fixed maturity securities [Member] | Debt securities issued by foreign governments [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	118	120
Fixed maturity securities [Member] | Debt securities issued by foreign governments [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	73	120
Fixed maturity securities [Member] | Debt securities issued by foreign governments [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	45
Fixed maturity securities [Member] | Debt securities issued by foreign governments [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value
Fixed maturity securities [Member] | Corporate public securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	18,010	15,357
Fixed maturity securities [Member] | Corporate public securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	1	1
Fixed maturity securities [Member] | Corporate public securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	17,890	15,239
Fixed maturity securities [Member] | Corporate public securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	119	117
Fixed maturity securities [Member] | Corporate private securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	4,589	4,298
Fixed maturity securities [Member] | Corporate private securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value
Fixed maturity securities [Member] | Corporate private securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	3,817	3,089
Fixed maturity securities [Member] | Corporate private securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	772	1,209
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	4,667	5,224
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	484	563
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	4,173	4,653
Fixed maturity securities [Member] | Residential mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	10	8
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	1,337	1,379
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	1,335	1,377
Fixed maturity securities [Member] | Commercial mortgage-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	2	2
Fixed maturity securities [Member] | Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	335	302
Fixed maturity securities [Member] | Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value
Fixed maturity securities [Member] | Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	53	55
Fixed maturity securities [Member] | Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	282	247
Fixed maturity securities [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	156	213
Fixed maturity securities [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value
Fixed maturity securities [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	147	209
Fixed maturity securities [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	9	4
Equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	20	20
Equity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value		1
Equity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	12	14
Equity securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	8	5
Short-term investments [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	1,034	1,125
Short-term investments [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	45	23
Short-term investments [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	989	1,102
Short-term investments [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value
Trading securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	54	38
Trading securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value
Trading securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value
Trading securities [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	54	38
Total other investments at fair value [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Investments at fair value	1,108	1,183
Total other investments at fair value [Member] | Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Investments at fair value	45	24
Total other investments at fair value [Member] | Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Investments at fair value	1,001	1,116
Total other investments at fair value [Member] | Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Investments at fair value	$ 62	$ 43